General principles for the preparation of the consolidated financial statements - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of general principles for the preparation of the consolidated financial statements [Line Items]
Cash and cash equivalents	€ 53,472	€ 48,187
Unused credit facility	€ 14,947	€ 23,916